Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 31, 2014		$ 7	$ 125,271	$ (119,727)	$ 5,551
Balance, shares at Oct. 31, 2014		1,103,397
Reverse split par value adjustment		$ (6)	6
Restricted stock grants		$ 1	1,060		1,061
Restricted stock grants, shares		323,241
Non-cash compensation charges - stock options			375		375
Shares withheld for taxes			(15)		(15)
Shares withheld for taxes, shares		(1,953)
Private placement of units, December 2014	$ 2,156				2,156
Private placement of units, December 2014, shares	8,823,537
Exchange agreement, April 2015	$ 4,569		744		5,313
Exchange agreement, April 2015, shares	54,201	147,059
Private placement of units, May 2015	$ 2,010		3,015		5,025
Private placement of units, May 2015, shares	25,763	271,997
Exchange agreement, September 2015	$ 1,969		(1,969)
Exchange agreement, September 2015, shares	168,333
Conversion of Series A preferred stock	$ (10)		10
Conversion of Series A preferred stock, shares	(46,569)	7,762
Net loss				(3,809)	(3,809)
Balance at Oct. 31, 2015	$ 10,694	$ 2	128,497	(123,536)	15,657
Balance, shares at Oct. 31, 2015	90,252,65.	1,851,503
Restricted stock grants		$ 1	(1)
Restricted stock grants, shares		356,666
Non-cash compensation charges - stock options			3,142		3,142
Conversion of Series A preferred stock	$ (401)		401
Conversion of Series A preferred stock, shares	(1,638,810)	273,135
Conversion of Series D preferred stock	$ (140)		140
Conversion of Series D preferred stock, shares	(12,001)	20,002
Proceeds from stock option exercise			129		$ 129
Proceeds from stock option exercise, shares		31,657			(31,657)
Shares issued for cash			1,406		$ 1,406
Shares issued for cash, shares		250,000
Warrant liability			(318)		(318)
Allocation of warrant offering cost			21		21
Special cash dividend			(10,000)		(10,000)
Net loss				(4,640)	(4,640)
Balance at Oct. 31, 2016	$ 10,153	$ 3	$ 123,417	$ (128,176)	$ 5,397
Balance, shares at Oct. 31, 2016	73,744,54.	2,782,963